Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Summary of Reconciliation of accounting and taxable income
	December 31, 2025	December 31, 2024	December 31, 2023
Loss before income taxes	$(282,798)	$(244,437)	$(191,795)
Tax expense (recovery) based on statutory rate of 27.0%	(75,000)	(66,000)	(52,000)
Permanent differences and other	(478,000)	824,000	(84,000)
	(553,000)	758,000	(136,000)
Changes in unrecognized deferred tax assets	553,000	(758,000)	136,000
Total income tax (recovery)	$-	$-	$-

Summary of Deffered tax assets and liabilities
	December 31, 2025	December 31, 2024
Unrecognized deferred income tax assets:
Allowable capital losses	$468,000	$468,000
Non-capital losses	2,021,000	1,945,000
Investments	939,000	625,000
Exploration & development	163,000	-
Unrecognized deferred tax assets	(3,591,000)	(3,038,000)
	$-	$-